CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating activities:
Net loss	$ (2,541,012)	$ (3,040,610)	$ (14,025,466)	$ (22,089,282)
Adjustments to reconcile net income (loss) to net cash
Depreciation	479,571	459,644	2,557,714	2,262,855
Accretion expense	447,762	328,061	1,791,051	1,664,774
Loss on reclamation settlements		(155,922)		(71,245)
Assumption of note payable in reverse merger		50,000	50,000
Amortization of debt discount and debt issuance costs	37,841	52,841	477,056	9,406
(Recovery) impairment of previously impaired receivable	(50,806)		(387,427)	510,902
Impairment of related party note receivable			250,000
Stock compensation expense			50,000	88,675
Change in current assets and liabilities:
Accounts receivable	(399,047)	1,325,463	882,637	(2,753,199)
Prepaid expenses and other assets	(443,482)	40,000		920
Inventory	297,974		(615,096)
Restricted cash used to pay interest expense			14,981	13,984
Accounts payable	1,057,923	925,483	3,096,351	2,196,060
Funds held for others	(70,772)
Accrued expenses				12,340,615
Accrued interest	124,763	30,000	213,625	122,945
Reclamation liability settlements		(355,785)		(256,892)
Cash used in operating activities	(1,059,285)	(28,981)	(5,644,574)	(5,816,992)
Cash Flows from Investing activities:
Note receivable				(4,117,139)
Increase in restricted cash			(57,841)	(116,115)
Restricted cash used to pay down debt			65,604	54,421
Advances made in connection with management agreement	(7,000)	(40,000)	(77,800)	(1,845,902)
Advance repayment in connection with management agreement	79,219	75,000	625,227	1,175,000
Cash paid for PPE, net		(34,787)	(173,432)	(34,200)
Cash received from acquisitions, net of $0 and $100 cash paid				5,315,700
Cash provided by investing activities	72,219	213	381,758	431,765
Cash Flows from Financing activities:
Principal payments on long term debt	(191,517)	(4,893)	(392,002)	(303,706)
Proceeds from long term debt	1,000,000		4,440,000	4,857,391
Proceeds from related party			50,000
Net (payments) proceeds from factoring agreement	(112,290)	(415,204)	(32,985)	1,616,067
Proceeds from private placements			600,000
Proceeds from sale of series B preferred equity		500,000
Cash provided by financing activities	696,193	79,903	4,665,013	6,169,752
Increase (decrease) in cash and restricted cash	(290,873)	51,135	(597,803)	784,525
Cash, beginning of year	186,722	784,525	784,525
Cash, end of year	9,006	756,160	186,722	784,525
Cash and restricted cash, beginning of period	385,665	925,627	925,627
Cash and restricted cash, end of period	94,792	976,762	385,665	925,627
Supplemental Information
Assumption of net assets and liabilities for asset acquisitions				2,745,582
Equipment for notes payable	481,660		1,419,650	904,425
Purchase of related party note receivable in exchange for Series B Equity			250,000
Affiliate note for equipment				63,000
Preferred Series B Dividends	$ 70,157
Conversion of note payable to common stock		50,000	50,000
Beneficial conversion feature on note payable		$ 50,000	50,000
Relative fair value debt discount on warrant issue			440,000
Cash paid for interest			$ 345,147	$ 160,619